Annual Total Returns - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (SERVICE) [BarChart] - Service - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	5.98%
Annual Return 2012	18.37%
Annual Return 2013	44.16%
Annual Return 2014	28.86%
Annual Return 2015	11.00%
Annual Return 2016	(6.05%)
Annual Return 2017	24.79%
Annual Return 2018	7.95%
Annual Return 2019	25.25%
Annual Return 2020	19.43%